Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net

7. Property, plant and equipment, net

The components of property, plant and equipment are recorded at cost and included the following as of:

	March 31, 2013	December 31, 2012
Land	$260	$260
Buildings and improvements	3,873	3,882
Office furniture and equipment	2,349	2,172
Tooling and equipment	5,582	5,505
Transportation equipment	202	223
Construction in progress	1,271	594

Property, plant and equipment, at cost	13,537	12,636
Accumulated depreciation	(5,709)	(5,491)

Property, plant and equipment, net	$7,828	$7,145

6. Property, plant and equipment, net

The components of property, plant and equipment as of December 31, were as follows:

	2012	2011
Land	$260	$260
Building and improvements	3,882	1,975
Office furniture and equipment	2,172	2,899
Tooling and equipment	5,505	3,775
Transportation equipment	223	223
Construction in progress	594	607

Property, plant and equipment, at cost	12,636	9,739
Accumulated depreciation	(5,491)	(6,128)

Property, plant and equipment, net	$7,145	$3,611

Property, plant and equipment are recorded at cost. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the assets’ useful economic lives or the period from the date the assets are placed in service to the end of the lease term including renewal periods that are considered by the Company to be reasonably assured of being exercised. Depreciation expense totaled $1,074,000, $785,000, and $988,000, for the years ended December 31, 2012, 2011, and 2010, respectively.

Repairs and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated.

Estimated useful lives by major asset category are as follows:

Life (in years)
Buildings	39
Leasehold improvements	8 – 10
Office furniture and equipment	8
Tooling and equipment	3 – 8
Transportation equipment	5

Long-lived assets

Long-lived assets, such as property, plant and equipment and land, are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no adjustments to the carrying value of long-lived assets during the years ended December 31, 2012 and 2011.